Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 538	$ 524
Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - time deposits	7	6
Restricted cash - time deposits	531	518
Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	538	524
Fair Value Measurements Using Level 2 | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - time deposits	7	6
Restricted cash - time deposits	$ 531	$ 518